Property and Equipment (Details Textual) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Additions			$ 3,555
Depreciation	$ 587	$ 0		$ 614	$ 0